INVESTMENTS, DEBT AND DERIVATIVES - Narrative (Details) ₽ in Millions, ₴ in Millions, ৳ in Billions		1 Months Ended											2 Months Ended	6 Months Ended
	Mar. 09, 2022 RUB (₽)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	Apr. 30, 2022 USD ($) loan	Mar. 31, 2022 USD ($)	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($) bank	Feb. 28, 2022 RUB (₽) bank	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Mar. 31, 2021 USD ($) extensionOption	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	Jun. 30, 2021 USD ($)		Jun. 30, 2022 PKR (₨)	Jun. 30, 2022 UAH (₴)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 BDT (৳)	Mar. 31, 2022 RUB (₽)	Feb. 28, 2022 RUB (₽)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 PKR (₨) extensionOption	Mar. 31, 2021 RUB (₽) extensionOption
Disclosure of detailed information about financial instruments [line items]
Repayments of debt														$ 1,658,000,000		$ 700,000,000	[1]
At amortized cost | Bank loans and bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value														7,650,000,000											$ 7,709,000,000
Notes at 7.5%
Disclosure of detailed information about financial instruments [line items]
Facility amount							$ 417,000,000
Borrowings, interest rate							7.50%																	7.50%
PKR50BN syndicated credit facility | PMCL
Disclosure of detailed information about financial instruments [line items]
Proceeds from borrowings					$ 222,000,000	₨ 40,000,000,000
VTB Bank bilateral term loan
Disclosure of detailed information about financial instruments [line items]
Repayments of debt	₽ 30,000						$ 396,000,000	₽ 30,000
Tenor	7 years
VTB Bank term loan facility agreement, maturity February 2029
Disclosure of detailed information about financial instruments [line items]
Facility amount					259,000,000		$ 400,000,000																₽ 30,000	₽ 30,000
Revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 1,250,000,000
Extension option, term							1 year	1 year
Number of banks not extending facility | bank							2	2
Maximum borrowing capacity					1,055,000,000		$ 1,250,000,000
Proceeds from borrowings							430,000,000						$ 610,000,000
Revolving credit facility | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Facility amount							$ 250,000,000
Alfa Bank $125 commitment, revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount					125,000,000
Repayments of debt				$ 43,000,000
Raiffeisen Bank Russia $70 commitment, revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount					$ 70,000,000
Repayments of debt		$ 24,000,000
Sberbank and Alfa Bank
Disclosure of detailed information about financial instruments [line items]
Facility amount				$ 1,112,000,000																	₽ 90,000
Number of group level loans | loan				2
Sherbank RUB 45m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount				$ 556,000,000																	45,000
Alfa Bank RUB 45m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount				556,000,000																	₽ 45,000
Syndicated loan with a 10 year maturity | PMCL
Disclosure of detailed information about financial instruments [line items]
Facility amount				217,000,000																₨ 40,000,000,000
Borrowings				$ 156,000,000																₨ 30,000,000,000
Tenor				10 years
Syndicated loan with a five years maturity | Banglalink
Disclosure of detailed information about financial instruments [line items]
Facility amount				$ 139,000,000																		৳ 12
Proceeds from borrowings		103,000,000	৳ 9
Tenor				5 years
USD300M syndicated term facility | Banglalink
Disclosure of detailed information about financial instruments [line items]
Repayments of debt		$ 38,000,000
JSC Citibank | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount														46,000,000					₴ 1,350
JSC Credit Agricole | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount														44,000,000					1,275
Alfa Bank $1667m loan | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount														57,000,000					1,677
OTP Bank UAH 490m loan | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount | ₴																			₴ 1,250
Repayments of debt														17,000,000	₴ 490
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 1,250,000,000
Extension option, term												1 year
Tenor												3 years
Number of extension options | extensionOption												2															2	2
Veon Holdings B.V. revolving credit facility, available until february 2024 | Not later than one month
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period												1 month
Veon Holdings B.V. revolving credit facility, available until february 2024 | Not later than three months
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period												3 months
Veon Holdings B.V. revolving credit facility, available until february 2024 | Later than one month and not later than six months
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period												6 months
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 396,000,000																₽ 30,000
RUB45bn Alfa Bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount												594,000,000																45,000
RUB15bn Alfa Bank floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 198,000,000																15,000
Tenor												5 years
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings										$ 198,000,000	₽ 15,000
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 198,000,000																₽ 15,000
Proceeds from borrowings										$ 198,000,000	₽ 15,000
PMCL
Disclosure of detailed information about financial instruments [line items]
Financial instrument, put option, % ownership acquired												15.00%
Consideration paid (received)												$ 273,000,000
Proportion of ownership interest in subsidiary												100.00%
PMCL | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 131,000,000															₨ 20,000,000,000
PMCL | PKR50BN syndicated credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount									$ 320,000,000					$ 320,000,000		$ 320,000,000		₨ 50,000,000,000								₨ 50,000,000,000
Tenor									10 years
PMCL | PKR50BN syndicated credit facility | Three month Karachi Inter Bank offered rate kibor
Disclosure of detailed information about financial instruments [line items]
Tenor									10 years
PMCL | PKR15Bn MCB Bank syndicated facility
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 98,000,000															15,000,000,000
PMCL | PKR15Bn MCB Bank syndicated facility | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor												7 years
PMCL | PKR5Bn United Bank bilateral term facility
Disclosure of detailed information about financial instruments [line items]
Facility amount												$ 33,000,000															₨ 5,000,000,000
PMCL | PKR5Bn United Bank bilateral term facility | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor												7 years

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).